INTANGIBLE ASSETS, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
INTANGIBLE ASSETS, NET
Amortization expenses	¥ 239,000	¥ 0
Minimum | Technology rights for licensed seeds
INTANGIBLE ASSETS, NET
Average usage period	3 years
Maximum | Technology rights for licensed seeds
INTANGIBLE ASSETS, NET
Average usage period	20 years